FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Lease
2022	¥ 26,263
2023	9,615
2024	¥ 2,806